STOCKHOLDERS' EQUITY (Details) - Restricted Stock [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Number Granted	4,320,000
Weighted Average Granted Fair Value per Share	$ 0.20
Number Vested
Weighted Average Vested Fair Value per Share
QPAGOS Corporation - Parent Company [Member]
Number Granted		2,160,000
Weighted Average Granted Fair Value per Share		$ 0.20
Number Vested
Weighted Average Vested Fair Value per Share
Exercise Price $ 0.20 [Member]
Number Granted	2,880,000
Weighted Average Granted Fair Value per Share	$ 0.20
Number Vested
Weighted Average Vested Fair Value per Share
Exercise Price $ 0.20 [Member] | QPAGOS Corporation - Parent Company [Member]
Number Granted		1,440,000
Weighted Average Granted Fair Value per Share		$ 0.20
Number Vested
Weighted Average Vested Fair Value per Share
Exercise Price $ 0.20 [Member]
Number Granted	1,440,000
Weighted Average Granted Fair Value per Share	$ 0.20
Number Vested
Weighted Average Vested Fair Value per Share
Exercise Price $ 0.20 [Member] | QPAGOS Corporation - Parent Company [Member]
Number Granted		720,000
Weighted Average Granted Fair Value per Share		$ 0.20
Number Vested
Weighted Average Vested Fair Value per Share